Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Cash Flows
Net cash used in operating activities	¥ (32,990)	¥ (122,163)	¥ (4,989)
Net cash used in investing activities	32,476	20,173	43,311
Net cash provided by/(used in) financing activities	(3,607)	481	5,124
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	245	362	2,200
Net (decrease)/ increase in cash and cash equivalents	(3,876)	(101,147)	45,646
Cash and cash equivalents at beginning of the year	41,464	142,611	96,965
Cash and cash equivalents at end of the year	37,588	41,464	142,611
Parent Company | Reportable Legal Entities
Condensed Statement of Cash Flows
Net cash used in operating activities	(10,288)	(4,078)	(12,381)
Net cash used in investing activities	10,624	(10,624)
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	917	1,020	3,913
Net (decrease)/ increase in cash and cash equivalents	1,253	(13,682)	(8,468)
Cash and cash equivalents at beginning of the year	9,683	23,365	31,833
Cash and cash equivalents at end of the year	¥ 10,936	¥ 9,683	¥ 23,365